Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
RELATED PARTY TRANSACTIONS

On December 26, 2012, Mitchel J. Laskey was elected to the Company's Board of Directors. He was then appointed as the Chairman of the Board, Chairman of the Audit Committee and as a member of the Compensation and Nominating Committees. Upon his appointment, the Board approved a twelve-month compensation arrangement whereby Mr. Laskey would receive $10,000 cash per month, 60,000 restricted stock units in January 2013, 60,000 restricted stock units in June 2013 and up to 120,000 in additional restricted stock units to be issued at the discretion of the disinterested members of the compensation committee for Mr. Laskey's service as Chairman of the Board. Mr. Laskey resigned from the Company's Board of Directors and all his related positions on April 24, 2013. Upon his resignation, he forfeited the right to receive any further cash or stock compensation.

As discussed in Notes 4 and 5, from April 2013 through August 2013, the Company entered into several unsecured loan agreements with Brian W. Brady, a director of the Company. Pursuant to these agreements, the Company received short-term loans totaling $1,270,000 maturing on August 31, 2013, as amended. The notes bore interest at 7% per annum with a default rate of interest at 12% based on a 360 day year. On August 15, 2013, Mr. Brady converted the $1,270,000 in total principal described above, plus $19,252 of accrued interest, into 5,157,008 shares of common stock on the same terms and conditions as were applicable to the other investors in the 2013 Private Placement.

The proceeds from the loans from Mr. Brady were used to pay off the outstanding balance on the Bridge Bank facility and to pay for operating expenses. The Board determined that the terms of the agreements were consistent or better than the terms of other note agreements that the Company had issued in its recent history. The note issuances and the modification were approved by the disinterested members of the Company's Board of Directors.